Acquisitions and disposals - Summary of Profit After Taxation on Demerger of Discontinued Operations (Detail) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Text block [abstract]
Fair value of the Consumer Healthcare business distributed	£ 15,526
Fair value of the retained ownership in Haleon plc	3,853
Total fair value	19,379
Carrying amount of the net assets and liabilities distributed/de-recognised	(12,887)
Carrying amount of the non-controlling interest de-recognised	3,038
Gain on demerger before exchange movements and transaction costs	9,530
Reclassification of exchange movements and net investment hedge movements on disposal of overseas subsidiaries	554
Total gain on the demerger of Consumer Healthcare	£ 10,084